CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2009
Operating activities
Net income (loss)	$ 16,847	$ (232,010)	$ (135,241)
Loss from discontinued operations, net of income taxes	(26,655)	(148,194)	(131,052)
Income (loss) from continuing operations	43,502	(83,816)	(4,189)
Adjustments to reconcile net loss to cash provided by (used in) operating activities relating to continuing operations (Note 21) :
Items not affecting current cash flows	27,063	72,644	27,480
Changes in operating assets and liabilities	(33,456)	(48,754)	75,026
Cash provided by (used in) operating activities of continuing operations	37,109	(59,926)	98,317
Cash (used in) provided by operating activities of discontinued operations	(18,592)	(73,499)	78,578
Cash provided by (used in) operating activities	18,517	(133,425)	176,895
Investing activities
Purchase of property, plant and equipment	(6,732)	(7,251)	(8,853)
Proceeds on sale of long-term investments	1,668	10,552	0
Decrease (increase) in restricted cash	26,592	(16,147)	(4,336)
Cash provided by (used in) investing activities of continuing operations	21,528	(12,846)	(13,189)
Cash (used in) provided by investing activities of discontinued operations	(18,412)	633,167	10,131
Cash provided by (used in) investing activities	3,116	620,321	(3,058)
Financing activities
Repayment of long-term debt	0	(221,456)	(6,237)
Issuance of shares	0	327	0
Payment of cash dividends	(19,244)	0	0
Repurchase and cancellation of Common shares	(52,398)	(450,000)	0
Cash used in financing activities of continuing operations	(71,642)	(671,129)	(6,237)
Cash used in financing activities of discontinued operations	(1,193)	(298)	(5,499)
Cash used in financing activities	(72,835)	(671,427)	(11,736)
Effect of foreign exchange rate changes on cash and cash equivalents	2,467	9,130	19,050
Net (decrease) increase in cash and cash equivalents during the year	(48,735)	(175,401)	181,151
Cash and cash equivalents, beginning of year	122,802	298,203	117,052
Cash and cash equivalents, end of year	74,067	122,802	298,203
Cash interest paid	2,479	32,476	15,045
Cash taxes (refunded) paid	$ (2,775)	$ 526	$ (7,000)